PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,333	$ 862
Deposits	142	30
Government authorities	153	85
Other current assets	503	197
Total	$ 3,131	$ 1,174